Operating leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating leases
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
    Years ended December 31, (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter	Total
$314	$237	$196	$151	$115	$386	$1,399